Income Taxes - Ocean Rig UDWs Income/(Losses) Before Taxes by Country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total income before taxes	$ (19,858)	$ 210,886	$ 766
Drilling Rigs Segment (Member)
Domestic income/(loss) (Marshall Islands)	190,940	174,794	(370,007)
Foreign Income/(loss)	(68,214)	(19,597)	498,558
Total income before taxes	$ 122,726	$ 155,197	$ 128,551